CONDENSED CONSOLIDATED BALANCE SHEETS - CANTOR PARTNERS II, INC. - (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000	10,000
Common stock issued (in shares)	10,000	10,000
CANTOR EQUITY PARTNERS II, INC.
Amortized Cost	$ 248,730,877	$ 246,479,306
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Preferred stock, shares issued (in shares)	0	0	0
CANTOR EQUITY PARTNERS II, INC. | Class A
Shares subject to redemption (in shares)	24,000,000	24,000,000	0
Temporary equity, shares issued (in shares)	24,000,000	24,000,000	0
Temporary equity, price per share (in dollars per share)	$ 10.51	$ 10.43	$ 0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	580,000	580,000	0
Common stock outstanding (in shares)	580,000	580,000	0
CANTOR EQUITY PARTNERS II, INC. | Class A | Pro Forma
Temporary equity, price per share (in dollars per share)		$ 10.43
CANTOR EQUITY PARTNERS II, INC. | Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock issued (in shares)	6,000,000	6,000,000	6,000,000
Common stock outstanding (in shares)	6,000,000	6,000,000	6,000,000